TRADE AND OTHER PAYABLES (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 73,447	$ 32,276
Accrued liabilities	74,150	90,000
Trade and other payables	$ 147,597	$ 122,276